Financial items (Table)	6 Months Ended
Jun. 30, 2020
Financial items [Abstract]
Schedule of Finance items [text block]
Quarters				First half		Full year
Q2 2020	Q1 2020	Q2 2019	(in USD million)	2020	2019	2019

(321)	297	(82)	Gains/(losses) on net foreign exchange	(24)	(94)	224
262	(122)	145	Interest income and other financial items	140	355	746
189	193	267	Gains/(losses) on derivative financial instruments	382	573	473
(379)	(344)	(330)	Interest and other finance expenses	(723)	(686)	(1,450)

(248)	23	(0)	Net financial items	(225)	149	(7)